Notes to the consolidated statements of income - Research and development expenses (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Detailed information on intangible assets
Research and development expense	€ 44,923	€ 42,197	€ 141,346	€ 119,178
Depreciation and amortisation expense	€ 396,179	€ 409,285	1,200,726	1,158,662
Capitalized development costs
Detailed information on intangible assets
Depreciation and amortisation expense			€ 3,777	€ 1,795